Income Taxes - Additional Information Regarding Examinations (Detail)	12 Months Ended
Jun. 30, 2013
Internal Revenue Service (IRS) | Lower Limit
Income Tax Examination [Line Items]
Tax years under audit	2004
Tax years subject to examination	2007
Internal Revenue Service (IRS) | Upper Limit
Income Tax Examination [Line Items]
Tax years under audit	2006
Tax years subject to examination	2012
Foreign Country | Lower Limit
Income Tax Examination [Line Items]
Tax years subject to examination	1996
Foreign Country | Upper Limit
Income Tax Examination [Line Items]
Tax years subject to examination	2012